Warrant Liability (Tables)	12 Months Ended
Sep. 30, 2021
Warrant Liability
Schedule of Fair value of warrant liability

	Number of	Number of	Fair value of
	Private	Public	warrant
	warrants	warrants	liability
			$

At date of acquisition (3 September 2021)	6,266,667	8,624,973	29,948,361
Change in fair value	6,266,667	8,624,973	98,090,071
Balance at 30 September 2021	6,266,667	8,624,973	128,038,432